Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (20,996)	$ (24,442)
Non-cash or non operating items
Depreciation	164	259
Interest income	(270)	(279)
Gain on disposal of plant and equipment	0	(1)
Gain on change in fair value of convertible notes derivative	(1,179)	0
Share-based compensation	1,068	2,301
Unrealized exchange (gain) loss	(58)	31
Changes in working capital items
Amounts receivable and prepaid expenses	(242)	(565)
Amounts receivable from related party	(17)	0
Trade and other payables	(799)	(1,120)
Payables to related parties	52	(141)
Net cash used in operating activities	(22,110)	(23,957)
Investing activities
Acquisition of plant and equipment	0	(31)
Disposal of plant and equipment	1	1
Proceeds from royalty transactions on mineral property interest	2,761	15,463
Interest received on cash and cash equivalents	186	238
Net cash from investing activities	2,948	15,671
Financing activities
Proceeds from private placement of units	3,422	0
Transaction costs on private placement of units	(37)	0
Payments of principal portion of lease liabilities	(153)	(129)
Proceeds on issue of convertible notes	20,100	0
Transaction costs on issue of convertible notes	(22)	0
Net cash from (used in) financing activities	23,310	(129)
Net increase (decrease) in cash and cash equivalents	4,148	(8,415)
Effect of exchange rate fluctuations on cash and cash equivalents	(121)	297
Cash and cash equivalents - beginning balance	14,173	22,291
Cash and cash equivalents - ending balance	$ 18,200	$ 14,173